Consolidated Statements of Income shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Income Statement [Abstract]
Other current liabilities	$ 111	$ 156
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share | $ / shares	$ 0.00	$ 0.00	$ 0.02
Revenues:
Clearing Fees Revenue	$ 3,384	$ 3,228	$ 3,144
Market Data Revenue	1,978	871	691
Listing fees	419	405	367
Other revenues	177	178	150
Total revenues	5,958	4,682	4,352
Transaction-based expenses:
Exchange Fees	389	349	359
Liquidity payments	1,070	995	901
Revenues, less transaction-based expenses	4,499	3,338	3,092
Operating expenses:
Compensation and benefits	945	611	592
Technology and communication	374	203	188
Professional services	137	139	181
Rent and occupancy	70	57	78
Acquisition-related transaction and integration costs	80	88	129
Selling, general and administrative	116	116	143
Depreciation and amortization	610	374	333
Total operating expenses	2,332	1,588	1,644
Operating income	2,167	1,750	1,448
Other income (expense):
Interest expense	(178)	(97)	(96)
Other expense, net	40	0	55
Total other expense, net	(138)	(97)	(41)
Income before income tax expense	2,029	1,653	1,407
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	0	0	11
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent			11
Income tax expense	580	358	402
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	1,449	1,295	1,005
Net income	1,449	1,295	1,016
Net income attributable to non-controlling interest	(27)	(21)	(35)
Income (Loss) from Continuing Operations Attributable to Noncontrolling Interest	(27)	(21)	(35)
Net income attributable to IntercontinentalExchange Group, Inc.	$ 1,422	$ 1,274	$ 981
Basic | $ / shares	$ 2.39	$ 2.29	$ 1.72
Income (Loss) from Continuing Operations, Per Basic Share | $ / shares	2.39	2.29	1.70
Diluted | $ / shares	2.37	2.28	1.71
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share | $ / shares	$ 0.00	$ 0.00	$ 0.02
Basic | shares	595	556	570
Diluted | shares	599	559	573
Diluted earnings (loss) per share attributable to Intercontinental Exchange, Inc. common shareholders:
Income (Loss) from Continuing Operations, Per Diluted Share | $ / shares	$ 2.37	$ 2.28	$ 1.69
Common Stock, Dividends, Per Share, Declared | $ / shares	$ 0.68	$ 0.58	$ 0.52